Income taxes (Tables)	12 Months Ended
Oct. 31, 2020
Notes to Financial Statements [Abstract]
Disclosure of unused tax losses [Table Text Block]
	Canada	Other foreign	Total
2026	$1,803,343	$—	$1,803,343
2027	1,516,471	—	1,516,471
2028	—	—	—
2029	1,554,181	461,496	2,015,677
2030	2,096,995	1,880,897	3,977,892
2031	1,263,375	18,526	1,281,901
2032	1,400,147	325,793	1,725,940
2033	1,697,116	157,463	1,854,579
2034	2,455,152	679,089	3,134,241
2035	2,774,535	570,901	3,345,436
2036	3,256,074	441,019	3,697,093
2037	2,606,582	232,719	2,839,301
2038	1,762,145	—	1,762,145
2039	1,576,315	3,923	1,580,238
2040	531,199	—	531,199
	$26,293,630	$4,771,826	$31,065,456

Disclosure of deferred taxes [Table Text Block]
	2020	2019	2018
Non-capital losses and other	$8,232,346	$8,073,286	$7,698,859
Capital losses	166,316	175,090	175,090
Property, equipment, patents and deferred costs	1,666,788	1,668,632	1,567,228
	$10,065,450	9,917,008	$9,441,177
Deferred tax asset not recognized	(10,065,450)	(9,917,008)	(9,441,177)
	$—	$—	$—

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2020	2019	2018
Loss before income taxes	$(1,245,393)	$(2,832,864)	$(2,362,239)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$(330,029)	$(750,709)	$(625,993)
Non-deductible expenses and other items	143,550	270,610	182,056
Effect of exchange rate on deferred tax assets carried forward and other	38,037	4,269	225,846
Effect of higher tax rates in foreign jurisdictions	—	—	—
Change in deferred tax assets not recognized	148,442	475,830	218,091
	$—	$—	$—